Note 10 - Changes in Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Note 10 - Changes in Stockholders' Equity (Defict)

Preferred Stock

No preferred shares were issued during the nine months ended September 30, 2012 or 2011.

Common Stock Issuances

On August 28, 2012 the Company granted 200,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $22,000 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012 the Company granted 75,000 shares of free trading common stock to a consultant for business development services provided. The total fair value of the common stock was $8,250 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012 the Company granted 50,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $5,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 25,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $3,750 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 150,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $22,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $7,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company issued 70,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $10,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 25,000 shares of free trading common stock to a consultant for services provided. The total fair value of the common stock was $3,750 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company granted 100,000 shares of free trading common stock to a consultant for services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company’s Board of Directors granted the issuance of 143,154 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $21,473 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company’s Board of Directors granted the issuance of 91,800 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $13,770 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company granted 175,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $8,750 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 500,000 shares of restricted common stock for business development services provided. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 500,000 shares of restricted common stock to another consultant for business development services provided. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company issued 50,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On April 20, 2012, the Company sold 120,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On April 18, 2012 the Company issued 600,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $42,000 based on the closing price of the Company’s common stock on the date of grant. The Company retained the right to re-purchase the shares for $42,000 during the next six months.

On February 29, 2012 the Company granted 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on May 14, 2012.

On February 29, 2012 the Company granted 50,000 shares of free trading common stock for Information Technology services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on May 14, 2012.

On February 29, 2012 the Company’s Board of Directors granted the issuance of 650,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $52,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $40,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 25,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 15,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $1,200 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 130,800 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $10,464 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company granted 100,000 shares of restricted common stock to a consultant for Information Technology services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On February 14, 2012, the Company sold 80,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $8,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 15, 2012, the Company sold 250,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $25,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Cancellations

On May 16, 2012 the Company cancelled 361,765 shares for non-performance of services commensurate with the departure of one of the Company’s Officers.

Common Stock Option Issuances

On February 29, 2012 the Company’s Board of Directors granted 150,000 cashless stock options as compensation for business development services to a consultant. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $8,404.

On February 29, 2012 the Company’s Board of Directors granted 300,000 cashless stock options as compensation for service on the Board of Directors to one of its directors. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.

Note 10 -Stockholders' Equity (Deficit)

The Company had 2,000,000 shares of $0.001 par value series A preferred stock authorized and issued and outstanding at December 31, 2011 and 2010, and 10,873,347 shares of $0.001 par value series B preferred stock authorized, 4,349,339 of which, were issued and outstanding as of December 31, 2011 and 2010.

The Company has also authorized 12,126,653 shares of preferred stock that remains undesignated and unissued as of December 31, 2011.

Preferred Stock (2011)
No preferred shares were issued during the year ended December 31, 2011.

Preferred Stock (2010)
On December 17, 2010 the Company sold 4,349,339 shares of $0.001 par value series B convertible preferred stock, along with warrants to purchase an additional 4,349,339 shares of series B convertible preferred stock at $0.41 per share over a three year period from the date of issuance, in exchange for proceeds of $1,000,000. The shares are convertible at the option of the holder beginning six months from the filing date, or May 17, 2011, into shares of common stock at a ratio of one share of series B preferred stock into one share of common stock (1:1). The maximum shares of common stock convertible are to be reserved from the authorized shares.

Common Stock Issuances (2011)
On September 30, 2011, the Company's Board of Directors granted 1,200,000 restricted shares of the Company's common stock to Peter Heumiller, the Company's former President and COO as a compensation bonus, vesting in 1/17th monthly increments over the remaining term of Mr. Heumiller's employment agreement. The total fair value of the common stock was $108,000 based on the closing price of the Company's common stock on the date of grant, and is being amortized over the vesting period. The Company recognized $19,059 of compensation expense during the year ended December 31, 2011. The Company issued 211,765 vested shares on December 30, 2011. The total fair value of the common stock was $18,848 based on the closing price of the Company's common stock on the date of grant. Mr. Heumiller resigned on January 1, 2012 and the remaining unvested shares were forfeited.

On August 26, 2011 the Company's Board of Directors granted the issuance of 100,000 shares of restricted common stock to Peter Heumiller, the Company's former President and COO as a compensation bonus. The total fair value of the common stock was $8,000 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011 the Company's Board of Directors granted the issuance of 897,500 shares of restricted common stock to the Company's CEO as payment on accrued compensation. The total fair value of the common stock was $71,800 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011 the Company's Board of Directors granted the issuance of 25,000 shares of restricted common stock to an independent contractor for business development services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011 the Company's Board of Directors granted the issuance of 35,000 shares of restricted common stock to an independent contractor for business development services provided. The total fair value of the common stock was $2,800 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011 the Company's Board of Directors granted the issuance of 25,000 shares of restricted common stock to an independent contractor for merchandise and product sales & services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011 the Company's Board of Directors granted the issuance of 25,000 shares of restricted common stock to an independent contractor for merchandise and product sales & services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011 the Company's Board of Directors granted the issuance of 50,000 shares of free trading common stock to an independent contractor for accounting services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company's common stock on the date of grant.

On August 26, 2011, the Company's Board of Directors granted 1,000,000 restricted shares of the Company's common stock to an independent contractor as part of an investor relations program that includes developing nine areas of communications to bring awareness to the Company's business, vesting in fifteen monthly increments. The total fair value of the common stock was $80,000 based on the closing price of the Company's common stock on the date of grant, and is being amortized over the vesting period. The Company recognized $21,333 of public relations expense during the year ended December 31, 2011, with the issuance of 66,667 vested shares on September 26, 2011 and 266,667 vested shares on December 30, 2011.

On May 23, 2011 the Company's Board of Directors granted the issuance of 65,000 shares of restricted common stock, along with a cash payment of $10,000 to a consultant to establish a series of events that will provide media content development opportunities. The total fair value of the common stock was $10,400 based on the closing price of the Company's common stock on the date of grant. The shares were subsequently issued on July 29, 2011.

On May 23, 2011 the Company's Board of Directors granted the issuance of 65,000 shares of restricted common stock to a consultant to establish a series of events that will provide media content opportunities. The total fair value of the common stock was $10,400 based on the closing price of the Company's common stock on the date of grant. The shares were subsequently issued on July 29, 2011.

On May 23, 2011 the Company's Board of Directors granted the issuance of 50,000 shares of restricted common stock to an independent contractor for business development services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company's common stock on the date of grant. The shares were subsequently issued on July 29, 2011.

On April 20, 2011 the Company sold 869,565 shares of common stock, along with warrants to purchase 869,565 shares of common stock at $0.41 per share, exercisable over a 36 month term from the date of purchase to the Company's CEO in exchange for total proceeds of $200,000 based on a $0.23 per share sales price. The Company's closing stock price on the date of sale was $0.17 per share. The shares were subsequently issued on July 20, 2011.

On April 18, 2011 the Company's Board of Directors granted the issuance of 50,000 shares of free trading common stock to an independent contractor for video production services provided. The total fair value of the common stock was $8,500 based on the closing price of the Company's common stock on the date of grant. The shares were subsequently issued on July 20, 2011.

On February 8, 2011 the Company's Board of Directors issued 35,000 shares of restricted common stock to an independent contractor for video editing services provided. The total fair value of the common stock was $6,650 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors issued 50,000 shares of restricted common stock to an employee as a bonus for administration services provided. The total fair value of the common stock was $9,500 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors issued 35,000 shares of restricted common stock to an employee as a bonus for administration services provided. The total fair value of the common stock was $6,650 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors issued 10,000 shares of restricted common stock to an employee as a bonus for administration services provided. The total fair value of the common stock was $1,900 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors issued 15,000 shares of restricted common stock to an independent contractor for video production services provided. The total fair value of the common stock was $2,850 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors issued 90,000 shares of restricted common stock to the Company's major vendor in satisfaction for video production services provided. The total fair value of the common stock was $17,100 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors issued 25,000 shares of free trading common stock to an independent contractor for office support services provided. The total fair value of the common stock was $4,750 based on the closing price of the Company's common stock on the date of grant.

On February 8, 2011 the Company's Board of Directors granted the issuance of 105,000 shares of free trading common stock to an independent contractor for video production services provided. The total fair value of the common stock was $19,950 based on the closing price of the Company's common stock on the date of grant. The shares were subsequently issued on April 20, 2011.

On February 8, 2011 the Company's Board of Directors granted the issuance of 20,000 shares of free trading common stock to an independent contractor for video production services provided. The total fair value of the common stock was $3,800 based on the closing price of the Company's common stock on the date of grant. The shares were subsequently issued on April 20, 2011.

Common Stock Issuances (2010)
On October 11, 2010 the Company issued 110,000 shares of common stock, along with warrants to purchase 110,000 shares at $0.20 per share, exercisable for 36 months in exchange for cash proceeds of $16,500.

On October 11, 2010 the Company issued 75,000 shares of common stock, along with warrants to purchase 75,000 shares at $0.20 per share, exercisable for 36 months in exchange for cash proceeds of $11,250.

On October 1, 2010 the Company issued 25,000 shares of free trading common stock to a consultant for video production services provided. The total fair value of the common stock was $6,500 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 25,000 shares of free trading common stock to a law firm for legal services provided. The total fair value of the common stock was $6,500 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 200,000 shares of restricted common stock to a consultant for investor relation services provided. The total fair value of the common stock was $52,000 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 40,000 shares of restricted common stock to a law firm for legal services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 100,000 shares of restricted common stock to its CEO for unpaid compensation. The total fair value of the common stock was $26,000 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 35,000 shares of restricted common stock to an employee for administration services provided. The total fair value of the common stock was $9,100 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 20,000 shares of restricted common stock to an employee for administration services provided. The total fair value of the common stock was $5,200 based on the closing price of the Company's common stock on the date of grant.

On October 1, 2010 the Company issued 10,000 shares of restricted common stock to an employee for administration services provided. The total fair value of the common stock was $2,600 based on the closing price of the Company's common stock on the date of grant.

On September 27, 2010 the Company issued 35,000 shares of common stock, along with warrants to purchase 35,000 shares at $0.20 per share, exercisable for 36 months to the Company's major vendor in exchange for cash proceeds of $5,250.

On September 16, 2010 the Company issued 35,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $8,400 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 35,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $8,400 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 45,000 shares of free trading common stock to a consultant for video production services provided. The total fair value of the common stock was $10,800 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 75,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $18,000 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 15,000 shares of free trading common stock to a consultant for software programming services provided. The total fair value of the common stock was $3,600 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 35,000 shares of free trading common stock to an employee for administrative services provided. The total fair value of the common stock was $8,400 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 100,000 shares of free trading common stock to a consultant for video production services provided. The total fair value of the common stock was $24,000 based on the closing price of the Company's common stock on the date of grant.

On September 16, 2010 the Company issued 50,000 shares of free trading common stock to a law firm for services provided. The total fair value of the common stock was $12,000 based on the closing price of the Company's common stock on the date of grant.

On September 10, 2010 the Company issued 55,000 shares of common stock, along with warrants to purchase 55,000 shares at $0.20 per share, exercisable for 36 months in exchange for cash proceeds of $8,250.

On August 31, 2010 the Company issued 240,000 shares of common stock, along with warrants to purchase 120,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 120,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $12,000.

On August 25, 2010 the Company granted 100,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $16,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 40,000 shares of free trading common stock to a law firm for legal services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 50,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $10,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 50,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $10,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 75,000 shares of free trading common stock to a law firm for legal services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 30,000 shares of free trading common stock to a consultant for video production services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 70,588 shares of restricted common stock to the Company's major vendor as payment on outstanding accounts payable invoices in the total amount of $12,000. The total fair value of the common stock was $14,118 based on the closing price of the Company's common stock on the date of grant, resulting in an additional expense of $2,118.

On July 19, 2010 the Company issued 100,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $20,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 50,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $10,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 50,000 shares of free trading common stock to a consultant for accounting services provided. The total fair value of the common stock was $10,000 based on the closing price of the Company's common stock on the date of grant.

On July 19, 2010 the Company issued 125,000 shares of restricted common stock to its CEO for unpaid compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company's common stock on the date of grant.

On June 11, 2010 the Company issued 5,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $1,100 based on the closing price of the Company's common stock on the date of grant.

On June 11, 2010 the Company issued 100,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $22,000 based on the closing price of the Company's common stock on the date of grant.

On June 9, 2010 the Company issued 200,000 shares of common stock, along with warrants to purchase 100,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 100,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $10,000. In addition, $7,500 of the proceeds was used to repay a portion of the accounts payable balance back to the vendor.

On June 9, 2010 the Company issued 111,112 shares of common stock, along with warrants to purchase 111,112 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $20,000.

On June 9, 2010 the Company issued 83,334 shares of common stock, along with warrants to purchase 83,334 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $15,000.

On June 9, 2010 the Company issued 27,778 shares of common stock, along with warrants to purchase 27,778 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $5,000.

On June 9, 2010 the Company issued 55,556 shares of common stock, along with warrants to purchase 55,556 shares at $0.25 per share, exercisable for 24 months in exchange for cash proceeds of $10,000.

On May 25, 2010 the Company issued 40,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $6,800 based on the closing price of the Company's common stock on the date of grant.

On May 25, 2010 the Company issued 80,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $13,600 based on the closing price of the Company's common stock on the date of grant.

On April 29, 2010 the Company issued 560,000 shares of common stock, along with warrants to purchase 280,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 280,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $28,000. In addition, $16,000 of the proceeds was used to pay for services performed by the vendor.

On April 22, 2010 the Company issued 1,500,000 shares of restricted common stock to a consultant for work related to the production of a television series. The total fair value of the common stock was $150,000 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 20,000 shares of free trading common stock for legal services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 40,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 25,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 50,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $5,000 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 175,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $17,500 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 100,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $10,000 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 125,000 shares of common stock to its CEO for unpaid compensation. The total fair value of the common stock was $12,500 based on the closing price of the Company's common stock on the date of grant.

On April 22, 2010 the Company issued 300,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $30,000 based on the closing price of the Company's common stock on the date of grant.

On April 1, 2010 the Company issued 600,000 shares of common stock, along with warrants to purchase 300,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 300,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $30,000. In addition, $15,000 of the proceeds was used to pay for services performed by the vendor.

On March 23, 2010 the Company received $30,000 in exchange for 600,000 shares of common stock, along with warrants to purchase 300,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 300,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor. In addition, $21,000 of the proceeds was used to repay a portion of the accounts payable balance back to the vendor.

On March 11, 2010 the Company issued 400,000 shares of common stock, along with warrants to purchase 200,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 200,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $20,000. In addition, $10,000 of the proceeds was used to repay a portion of the accounts payable balance back to the vendor.

On March 1, 2010 the Company issued 400,000 shares of common stock, along with warrants to purchase 200,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 200,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $20,000. In addition, $10,000 of the proceeds was used to repay a portion of the accounts payable balance back to the vendor.

On March 1, 2010 the Company issued 994,199 shares of restricted common stock to the Company's major vendor as payment on outstanding accounts payable invoices in the total amount of $62,000. The total fair value of the common stock was $49,710 based on the closing price of the Company's common stock on the date of grant, resulting in debt forgiveness of $12,290.

On March 1, 2010 the Company issued 700,000 shares of common stock to its CEO for unpaid compensation. The total fair value of the common stock was $35,000 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 100,000 shares of free trading common stock to a consultant for accounting services provided. The total fair value of the common stock was $5,000 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 100,000 shares of restricted common stock to the Company's CEO as prepaid compensation for service on the board of directors in 2010. The fair value of the common stock in total was $5,000 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 100,000 shares of restricted common stock to the Company's President of Programming as prepaid compensation for service on the board of directors in 2010 to one of its directors. The fair value of the common stock in total was $5,000 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 100,000 shares of restricted common stock as prepaid compensation for service on the board of directors in 2010. The fair value of the common stock in total was $5,000 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 75,000 shares of restricted common stock as prepaid compensation for service on the board of directors in 2010 to one of its directors. The fair value of the common stock in total was $3,750 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 100,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $5,000 based on the closing price of the Company's common stock on the date of grant.

On March 1, 2010 the Company issued 400,000 shares of common stock, along with warrants to purchase 200,000 shares at $0.20 per share, exercisable for 36 months and warrants to purchase another 200,000 shares at $0.50 per share, exercisable for 36 months, to the Company's major vendor in exchange for cash proceeds of $20,000. In addition, $10,000 of the proceeds was used to repay a portion of the accounts payable balance back to the vendor.

On January 8, 2010 the Company issued 150,000 shares of free trading common stock to a consultant for video production services rendered. The total fair value of the common stock was $9,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 200,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $12,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 50,000 shares of free trading common stock to a consultant for administrative services provided. The total fair value of the common stock was $3,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 100,000 shares of free trading common stock to a consultant for accounting services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 100,000 shares of free trading common stock to a consultant for business development services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 100,000 shares of free trading common stock to a law firm for legal services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 500,000 shares of free trading common stock to a consultant for business development services provided. The total fair value of the common stock was $30,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 67,000 shares of free trading common stock to a law firm for legal services provided. The total fair value of the common stock was $4,020 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 50,000 shares of free trading common stock to an employee for administrative services provided. The total fair value of the common stock was $3,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 25,000 shares of free trading common stock to an employee for administrative services provided. The total fair value of the common stock was $1,500 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 200,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $12,000 based on the closing price of the Company's common stock on the date of grant.

On January 8, 2010 the Company issued 100,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company's common stock on the date of grant.

Common Stock Cancellations (2011)
On August 26, 2011 the Company cancelled 1,500,000 shares for non-performance of services.

On August 26, 2011 the Company cancelled 15,000 shares for non-performance of services.

On August 26, 2011 the Company cancelled 75,000 shares for non-performance of services.

Common Stock Cancellations (2010)
On June 11, 2010 the Company cancelled 760,000 shares for non-performance of services.

On January 8, 2010 the Company cancelled 100,000 shares for non-performance of services.